Provisions - Summary of changes in provision for unused credit commitments and financial guarantee contracts issued (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in provisions [Line Items]
Beginning balance	₩ 804,736
Ending balance	1,166,856	₩ 804,736
Provision for unused credit commitments and financial guarantee contracts issued
Changes in provisions [Line Items]
Beginning balance	367,614	338,599
Transfer (from)to 12 months expected credit loss	0	0
Transfer (from)to life time expected credit loss	0	0
Transfer (from)to impaired financial asset	0	0
Provided		52,795
Reversed	(9,549)
Change in foreign exchange rate	5,485	(3,154)
Others	(8,198)	(20,626)
Ending balance	355,352	367,614
Unused credit commitments provision | 12-month expected credit losses
Changes in provisions [Line Items]
Beginning balance	164,147	132,028
Transfer (from)to 12 months expected credit loss	63,335	63,818
Transfer (from)to life time expected credit loss	(11,889)	(9,883)
Transfer (from)to impaired financial asset	(274)	(244)
Reversed	(66,373)	(20,377)
Change in foreign exchange rate	1,964	(1,195)
Others	(337)	0
Ending balance	150,573	164,147
Unused credit commitments provision | Lifetime expected credit losses
Changes in provisions [Line Items]
Beginning balance	140,137	119,839
Transfer (from)to 12 months expected credit loss	(63,249)	(55,295)
Transfer (from)to life time expected credit loss	11,917	11,365
Transfer (from)to impaired financial asset	(939)	(875)
Provided	58,188	65,455
Change in foreign exchange rate	1,077	(352)
Others	380	0
Ending balance	147,511	140,137
Unused credit commitments provision | Financial instruments credit-impaired
Changes in provisions [Line Items]
Beginning balance	1,435	11,885
Transfer (from)to 12 months expected credit loss	(86)	(8,523)
Transfer (from)to life time expected credit loss	(28)	(1,482)
Transfer (from)to impaired financial asset	1,213	1,119
Reversed	(610)	(1,564)
Change in foreign exchange rate	0	0
Others	0	0
Ending balance	1,924	1,435
Financial guarantee contracts
Changes in provisions [Line Items]
Beginning balance	61,895
Ending balance	55,344	61,895
Financial guarantee contracts | 12-month expected credit losses
Changes in provisions [Line Items]
Beginning balance	54,550	68,467
Transfer (from)to 12 months expected credit loss	2,931	2,059
Transfer (from)to life time expected credit loss	(3,621)	(3,951)
Transfer (from)to impaired financial asset	0	0
Provided		8,258
Reversed	(581)
Change in foreign exchange rate	1,910	(1,335)
Others	(6,582)	(18,948)
Ending balance	48,607	54,550
Financial guarantee contracts | Lifetime expected credit losses
Changes in provisions [Line Items]
Beginning balance	7,335	5,569
Transfer (from)to 12 months expected credit loss	(2,931)	(2,059)
Transfer (from)to life time expected credit loss	3,621	3,951
Transfer (from)to impaired financial asset	0	0
Provided		1,845
Reversed	(178)
Change in foreign exchange rate	534	(223)
Others	(1,672)	(1,748)
Ending balance	6,709	7,335
Financial guarantee contracts | Financial instruments credit-impaired
Changes in provisions [Line Items]
Beginning balance	10	811
Transfer (from)to 12 months expected credit loss	0	0
Transfer (from)to life time expected credit loss	0	0
Transfer (from)to impaired financial asset	0	0
Provided	5
Reversed		(822)
Change in foreign exchange rate	0	(49)
Others	13	70
Ending balance	28	10
Other provisions
Changes in provisions [Line Items]
Beginning balance	437,122	218,425
Provided	364,284	264,489
Provision used	(46,724)	(49,755)
Change in foreign exchange rate	(45)	(463)
Others	56,867	4,231
Business combination (Note 47)		195
Ending balance	811,504	437,122
Asset retirement
Changes in provisions [Line Items]
Beginning balance	65,659	64,922
Provided	8,185	898
Provision used	(3,793)	(2,463)
Change in foreign exchange rate	4	(3)
Others	12,068	2,305
Business combination (Note 47)		0
Ending balance	82,123	65,659
Litigation
Changes in provisions [Line Items]
Beginning balance	12,468	8,789
Provided	2,552	4,317
Provision used	(5,327)	(638)
Change in foreign exchange rate	0	0
Others	0	0
Business combination (Note 47)		0
Ending balance	9,693	12,468
Guarantee
Changes in provisions [Line Items]
Beginning balance	21,956	25,583
Provided	3,457
Reversed		(2,709)
Provision used	0	0
Change in foreign exchange rate	1,265	(1,030)
Others	(100)	112
Business combination (Note 47)		0
Ending balance	26,578	21,956
Other
Changes in provisions [Line Items]
Beginning balance	337,039	119,131
Provided	350,090	261,983
Provision used	(37,604)	(46,654)
Change in foreign exchange rate	(1,314)	570
Others	44,899	1,814
Business combination (Note 47)		195
Ending balance	₩ 693,110	₩ 337,039